Legal proceedings	12 Months Ended
Dec. 31, 2025
Legal proceedings provision [abstract]
Legal proceedings

46. Legal proceedings
The Group is involved in significant legal and administrative proceedings, principally product liability, intellectual property, tax, anti-trust, consumer fraud and governmental
investigations. The most significant of these matters, other than tax matters, are described below. The Group makes provision
for these proceedings on a regular basis as summarised in
Note 2, ‘Accounting principles and policies’ and Note 31,
‘Other provisions’. Note 2 also describes when disclosure is made of proceedings for which there is no provision. Legal
expenses incurred and provisions related to legal claims are charged to selling, general and administration costs. The
Group does not believe that information about the amount
sought by plaintiffs, if that is known, would be meaningful with respect to those legal proceedings. This is due to a number of factors, including, but not limited to, the stage of proceedings, the entitlement of parties to appeal a decision and clarity as to theories of liability, damages and governing law.
At 31 December 2025, the Group’s aggregate provision for
legal and other disputes (not including tax matters described in Note 14, ‘Taxation’) was £210 million. There can be no
assurance that any losses that result from the outcome of any legal proceedings will not materially exceed the amount of the provisions reported in the Group’s financial statements. If this were to happen, it could have a material adverse impact on
the results of operations of the Group in the reporting period in which the judgements are incurred or the settlements entered into.
Intellectual property
Intellectual property claims include challenges to the validity and enforceability of the Group’s patents on various products or processes as well as assertions of non-infringement of those patents. A loss in such cases could result in loss of patent protection for the product at issue. The consequences of any such loss could be a significant decrease in sales of that
product and could materially affect future results of operations for the Group.
Breo Ellipta
In August 2025, GSK received a paragraph IV letter from
Transpire Bio Inc. (“Transpire”) relating to Breo. On 25
September 2025, GSK filed a patent and trademark
infringement suit against Transpire in the United States District
Court for the Southern District of Florida alleging Transpire’s proposed generic of Breo infringes GSK patents, trademarks,
and trade dress. The court has set a trial date for 2 November
2026.
Coreg
In 2014, GSK initiated suit against Teva for inducing
infringement of its patent relating to the use of carvedilol
(Coreg) in decreasing mortality caused by congestive heart
failure. In June 2017, the case proceeded to a jury trial in the
US District Court for the District of Delaware. The jury returned a verdict in GSK’s favour, awarding GSK lost profits and
reasonable royalties for a total award of $235.51 million. On 29
March 2018, the trial judge ruled on post-trial motions filed by
Teva and found that substantial evidence at trial did not
support the jury’s finding of induced infringement, overturning the jury award. GSK appealed, and on 2 October 2020, the
Court of Appeals for the Federal Circuit reversed the district court’s ruling and reinstated the jury award in GSK’s favour.
On 2 December 2020, Teva filed a petition for rehearing en
banc. The court granted Teva’s petition, but only for a
rehearing by the three-member panel that issued the original decision. On 5 August 2021, the original panel issued its
rehearing opinion where the majority again reinstated the jury’s damages award of $235.51 million in GSK’s favour.
Teva again filed a petition for rehearing en banc which was
rejected by the Court of Appeals for the Federal Circuit on 11
February 2022. On 11 July 2022, Teva filed a petition for writ of certiorari with the Supreme Court of the United States seeking to overturn the Federal Court decision. On 15 May 2023, the
US Supreme Court denied Teva’s request. On 9 February
2026, GSK and Teva reached a confidential settlement,
resulting in the dismissal of the action with prejudice. This matter is now concluded.
mRNA
On 25 April 2024, GSK filed a patent infringement suit against
Pfizer Inc. and BioNTech SE in the United States District Court
for the District of Delaware alleging infringement of five US
GSK patents by the COVID-19 vaccine, COMIRNATY®. On 14
August 2024, GSK filed a First Amended Complaint asserting
3 additional GSK patents against Pfizer/BioNTech bringing the total number of asserted patents to 8. Pfizer/BioNTech filed an
Answer and Counterclaims to GSK’s First Amended Complaint
on 30 August 2024. Trial is scheduled for 7 June 2027.
On 12 October 2024, GSK filed a patent infringement suit
against Moderna, Inc. in the United States District Court for the
District of Delaware, alleging infringement of 7 GSK patents by the COVID-19 vaccine, SPIKEVAX®. On 4 September 2025,
GSK filed a First Amended Complaint asserting that Moderna’s
COVID-19 vaccine, mNEXSPIKE® also infringes the same 7
GSK patents. Trial is scheduled for 19 July 2027. On 12
October 2024, GSK filed a separate suit in the same court
alleging infringement of 6 GSK patents by Moderna’s RSV
vaccine, mRESVIA®, and trial is scheduled for 23 August 2027.
On 3 July 2025, GSK initiated a patent infringement suit in the
Unified Patent Court (“UPC”) against Moderna, asserting a
single GSK patent and alleging infringement by Moderna’s
SPIKEVAX®, mNEXSPIKE®, and mRESVIA® RSV vaccine
products (“Moderna mRNA Products”). The hearing has been
set to commence in a window between 1-3 September 2026.
On 4 July 2025, GSK initiated a second patent infringement
suit against Moderna in the UPC asserting infringement of
additional GSK patents by the Moderna mRNA Products. The
hearing has been set to commence in a window between 30
September-2 October 2026. On 13 November 2025, GSK filed
two patent infringement actions against Moderna in Spain
related to SPIKEVAX® and mRESVIA®. Hearings have yet to be
scheduled.
On 3 July 2025, GSK initiated a patent infringement suit in the
UPC against Pfizer and BioNTech alleging infringement by
Pfizer/BioNTech’s COMIRNATY® COVID-19 vaccine products.
The hearing has been set to commence in a window between
1-3 September 2026. On 4 July 2025, GSK initiated another
patent infringement suit in the UPC against Pfizer and
BioNTech asserting additional patents and alleging
infringement by Pfizer/BioNTech’s COMIRNATY® COVID-19
vaccine products. The hearing has been set to commence in a
window between 30 September-2 October 2026. On 7 July
2025, GSK initiated a patent infringement suit related to the
COMIRNATY® COVID-19 vaccine products in the Irish High
Court against Pfizer and BioNTech. A hearing has yet to be
scheduled.
On 5 September 2025, Pfizer and BioNTech initiated a patent
revocation suit against GSK in the UK Patents Court seeking
revocation of the UK counterparts of the patents that GSK has asserted against them in the UPC and in Ireland. GSK has
counterclaimed that Pfizer and BioNTech infringe those
patents. A trial has been listed for 22 February 2027.
In January 2026, GSK filed two separate actions in the US,
pursuant to 28 U.S.C. § 1782, against Pfizer/BioNTech and
Moderna seeking targeted discovery for use in foreign
proceedings.
On 2 January 2025, Acuitas Therapeutics Inc. filed a
declaratory judgment complaint against GSK, seeking
judgment that COMIRNATY® does not infringe five GSK
patents. Acuitas also seeks a ruling that the patents are
invalid. GSK has moved to dismiss the complaint for lack of
subject matter jurisdiction.
RSV
On 7 June 2022, Pfizer, Inc. filed suit in the London High Court challenging the validity and requesting revocation of three
GSK European patents relating to RSV vaccine technology.
Corresponding invalidity suits against additional patents were filed in the District Court of the Hague in the Netherlands in
January 2023 and in the Enterprise Court of Brussels in
Belgium in March 2023. In each of those matters GSK
counterclaimed that Pfizer’s RSV vaccine infringes GSK’s
patents. On 2 August 2023, GSK filed a patent infringement
suit against Pfizer in the United States District Court for the
District of Delaware alleging infringement of four US GSK
patents by Pfizer’s RSV vaccine, Abrysvo®. Additional patents have been added to the US litigation. Pfizer counterclaimed in the US that all patents are invalid, and that Pfizer’s product does not infringe. On 5 August 2024, GSK filed a patent
infringement suit on a fourth European patent in the European
Unified Patent Court (“UPC”) at the Düsseldorf Local Division.
On 14 August 2024, Pfizer filed a patent revocation suit against that same European patent in the UPC.
On 1 April 2025, GSK and Pfizer reached a global settlement
of all litigation whereby Pfizer has been granted a worldwide license to certain patents controlled by GSK relating to
recombinant RSV prefusion F protein and GSK will receive a
royalty stream on sales of Abrysvo®. The pending litigation in the United States District Court for the District of Delaware was
dismissed on 4 April 2025. Cases pending in other
jurisdictions have also been dismissed. This matter is now
concluded.
Trelegy Ellipta
On 22 January 2026, GSK received a paragraph IV letter from
Transpire relating to Trelegy. GSK is currently assessing the letter and considering its options. Under the Hatch-Waxman
Act, companies who receive such letters have 45 days to bring a lawsuit against the generic manufacturer.
Zejula
In August 2025, GSK received a paragraph IV letter from Sun
Pharmaceutical Industries Limited (“Sun”) relating to Zejula.
On 19 September 2025, GSK filed a patent infringement suit
against Sun in the United States District Court for the District of
Delaware alleging Sun’s proposed generic of Zejula infringes
GSK patents. The court has set a trial date for 24 July 2028.
Product liability
The Group is currently a defendant in a number of product
liability lawsuits.
Avandia
There are two pending US class actions (both filed in 2010) by third-party payers which assert claims under the Racketeer
Inﬂuenced and Corrupt Organizations Act (RICO) and state
consumer protection laws. In December 2019, the Third Circuit
Court of Appeals reversed the summary judgments granted in
favour of the Group and remanded the third-party payer cases back to district court. A hearing on certain Daubert motions relating to experts was held on 1 February 2024. On 25
October 2024, the district court granted GSK’s motion to
exclude plaintiffs’ expert on causation, and excluded a portion of plaintiffs’ damages expert. A hearing on plaintiffs’ motion for class certification was held on 12 March 2025, and a hearing on GSK’s motion for summary judgment was held on 21 April
2025. On 22 May 2025, the district court granted the third-
party payor plaintiffs’ motion for class certification, allowing them to proceed with their claims as a class action. The district court has not yet ruled on GSK’s motion for summary
judgment. GSK filed a Rule 23(f) petition with the Third Circuit seeking permission to appeal the class certification order. On
7 July 2025, the Third Circuit accepted the appeal. Briefing is complete, and oral argument was held on 26 February 2026.
The district court has stayed the proceedings pending the
outcome of the appeal.
Legacy Talc Products in the US
The Group is defending product liability actions in the United
States regarding legacy products that were divested by the
Group many years ago. Most of the lawsuits are filed against multiple defendants. The vast majority of cases generally
allege that plaintiffs were exposed to asbestos-contaminated talc and developed mesothelioma as a result of use of the
products.
GSK is vigorously defending these claims. It has achieved
resolution and dismissal of a number of such claims. As of 31
December 2025, there were approximately 830 ongoing
product liability actions pending in various state courts. To date, no cases have proceeded to trial.
Zantac
The Group has been named in product liability lawsuits on
behalf of individuals asserting personal injury claims arising out of the use of Zantac. The federal cases are part of a
Multidistrict Litigation (MDL) proceeding in the United States
District Court for the Southern District of Florida that is pending appeal in the United States Court of Appeals for the Eleventh
Circuit. Cases have also been filed in a number of state courts, the majority of which are in Delaware.
As previously disclosed, on 9 October 2024 GSK reached
agreements to resolve 93% (approximately 80,000 claimants)
of the Zantac state court product liability cases pending
against GSK in the United States. Since that time, the vast
majority of the remaining cases have been resolved or been
dismissed such that 13 state court cases remain.
On 9 October 2024, GSK also reached an agreement in
principle to pay a total of $70 million to resolve the Zantac qui tam complaint previously filed by Valisure. Both the
Department of Justice and the participating State Attorneys
General approved the agreement which was signed on 3 April
2025. The qui tam complaint has been dismissed.
On 10 July 2025, the Delaware Supreme Court issued its
decision, reversing the lower court’s decision and concluding that plaintiffs did not establish that their experts’ opinions are admissible. After the Delaware Supreme Court issued its
decision, GSK and other defendants filed a motion for
summary judgment. Plaintiffs then filed a motion to allow
supplemental expert disclosures. A hearing on both motions
was held on 23 October 2025. On 1 December 2025, the
Delaware Superior Court issued its ruling denying plaintiffs’
motion for supplemental expert disclosures. The Superior
Court requested additional briefing as to which plaintiffs
should be bound by that ruling. Briefing on that issue
concluded on 30 January 2026. As previously disclosed,
approximately 14,000 product liability cases were dismissed
following the grant of defendants’ Daubert motions in
December 2022 in the federal MDL proceeding. These are
now on appeal by the plaintiffs to the United States Court of
Appeals for the Eleventh Circuit, along with appeals in the
medical monitoring and consumer class action cases. Oral
argument was held on 10 October 2025. A decision is
expected in the first half of 2026. GSK remains confident in its position and will continue to vigorously defend against those appeals.
Outside the US, there are two proposed class actions pending against GSK in Ontario and Quebec, Canada along with a
class action in Israel. The Ontario action is in the process of being discontinued, and the Quebec action remains dormant.
The parties have reached a settlement in the Israel class
action and are in the process of seeking final court approval, which is expected in H2 2026 or Q1 2027. There are also
approximately 120 individual actions that have been filed in
Canada.
On 20 March 2020, the New Mexico Attorney General filed a
lawsuit against multiple defendants, including the Group,
alleging violations of state consumer protection and false
advertising statutes, among other claims. On 11 November
2020, the Mayor & City of Baltimore filed an action against the
Group alleging that Zantac increased the risk of cancer and/or caused cancer in Baltimore patients, and that the Group failed to warn of or concealed those risks. GSK has resolved both
the New Mexico Attorney General and the Mayor & City of
Baltimore actions.
On 4 February 2025, a putative securities class action lawsuit was filed in the US District Court for the Eastern District of
Pennsylvania against GSK and certain officers on behalf of
purchasers of GSK publicly traded securities during the period
5 February 2020 through 14 August 2022. The complaint
alleges that defendants made materially false and/or
misleading statements or omissions with regard to Zantac. On
7 July 2025, plaintiffs filed an amended complaint, removing one of the GSK individually named defendants and changing
the class period to 5 February 2020 through 12 August 2022.
GSK filed a motion to dismiss the amended complaint. On 4
March 2026, the Court granted GSK’s motion and dismissed
plaintiffs’ amended complaint with prejudice.
Zofran
The Group was a defendant in over 400 product liability cases involving Zofran pending in a Multidistrict Litigation (MDL)
proceeding in the District of Massachusetts. The cases
alleged that children suffered birth defects due to their
mothers’ ingestion of Zofran and/or generic ondansetron for
pregnancy- related nausea and vomiting. Plaintiffs asserted
that the Group sold Zofran knowing it was unsafe for pregnant women, failed to warn of the risks and illegally marketed Zofran
“off-label” for use by pregnant women.
On 1 June 2021, the MDL Court granted the Group’s motion
for summary judgment on federal pre-emption grounds. The
Court found that the FDA was fully informed of all relevant
safety information regarding Zofran and had repeatedly
rejected any attempt to add a birth defect warning to the label.
At that time, the Court granted judgment for the Group in all cases pending in the MDL (approximately 431 cases) and
closed the MDL proceeding. Plaintiffs appealed this decision and, on 9 January 2023, the United States Court of Appeals for
the First Circuit affirmed the district court’s decision in favour of the Group.
The one remaining state court case was voluntarily dismissed by the plaintiff in July 2025. Three of the four proposed class actions in Canada have been discontinued. The last remaining class action is not currently active, and is also expected to be discontinued.
Sales and marketing and regulation
The Group’s marketing and promotion of its Pharmaceutical
and Vaccine products are the subject of certain governmental investigations and private lawsuits brought by litigants under various theories of law.
Flovent – Arizona Attorney General
On 6 February 2025, the Arizona Attorney General filed a
lawsuit in Arizona state court alleging violation of the state consumer protection statute. The lawsuit alleges that GSK
engaged in deceptive and unfair practices with respect to
Flovent. GSK removed the case to federal court and filed a
motion to dismiss. The plaintiff filed a motion to remand the case to state court. On 26 August 2025, the federal court
remanded the case to state court, finding that the case did not state a federal claim over which the court had subject-matter jurisdiction, but did not rule on GSK’s pending motion to
dismiss. The state court heard oral argument on the motion to dismiss on 23 January 2026.
GSK Korea – Proceedings under Fair Trade Laws
In August 2020, GSK Korea was indicted under Korea’s
Monopoly Regulation and Fair Trade laws in relation to
government tenders of HPV (Cervarix) and PCV (Synflorix)
vaccines in 2018 and 2019. The prosecutor alleged that GSK
Korea, through the actions of at least one of its employees, interfered with the tender process under the National
Immunisation Programme by using “straw bidders”.
A former GSK Korea employee was also charged in his
individual capacity by the prosecutor in relation to the same matter. Further, a number of wholesalers were co-defendants
in the proceedings. On 1 February 2023, the court rendered a guilty verdict in respect of all defendants. GSK Korea was
fined KRW70 million which is approximately £45,000. In July
2024, the appellate court rendered a not-guilty verdict for all defendants, overturning the lower court’s decision. In
December 2025, the Korea Supreme Court affirmed the
appellate court’s decision. This matter is now concluded.
US electronic health records subpoena
On 19 March 2023, the Group received a subpoena from the
United States Attorney’s Office for the Western District of
Virginia, which is working with the United States Department of
Justice Civil Division, seeking documents relating to the
Group’s electronic health record programmes. The Group
cooperated with the enquiry.
Senate HELP Enquiry
The Group received a letter dated 8 January 2024 from
majority members of the US Senate Health, Education, Labor
and Pensions (“HELP”) Committee initiating an investigation
into the pricing of inhalers for the treatment of asthma and
COPD. The letter is similar to letters received by a number of other pharmaceutical companies and requests information on
pricing, research in the treatment of respiratory diseases,
patenting and business practices. The Group cooperated with
the enquiry.
Anti-trust/competition
Certain governmental actions and private lawsuits have been
brought against the Group alleging violation of competition or anti-trust laws.
Lamictal
Purported classes of direct purchasers filed suit in 2012 in the
US District Court for the District of New Jersey alleging that the
Group and Teva Pharmaceuticals unlawfully conspired to
delay generic competition for Lamictal, resulting in
overcharges to the purchasers, by entering into an allegedly anti-competitive reverse payment settlement to resolve patent infringement litigation. A separate count accuses the Group of monopolising the market.
On 13 December 2018, the trial judge granted plaintiffs’ class certification motion, certifying a class of direct purchasers. The
Group filed a Rule 23(f) motion in the Court of Appeals for the
Third Circuit, challenging the class certification decision. On
22 April 2020, the Court of Appeals vacated the lower court’s grant of class certification and remanded the issue back to the lower court for further analysis.
On 9 October 2020, the district court heard argument on
plaintiffs’ renewed motion for class certification after remand.
On 9 April 2021, the district court denied plaintiffs’ motion for class certification of the putative direct purchaser class,
leaving a potential class of brand-only purchasers. Plaintiffs moved to supplement their expert report and seek additional
discovery to support the addition of certain generic
purchasers. On 21 January 2022, the district court denied
plaintiffs’ motion to supplement their expert report and seek additional discovery and held that the issue of generic
purchasers had already been decided and denied in the
court’s ruling on decertification. The parties conducted briefing on class certification as to the remaining brand-only
purchasers, with plaintiffs also seeking to add a smaller
category of purchasers.
On 1 February 2023, the district court denied plaintiffs’
renewed class certification motion. A series of follow-on
complaints have been filed in the US District Court for the
Eastern District of Pennsylvania by groups of alleged
purchasers. The cases have been consolidated with the
previously pending case in the District of New Jersey.
Discovery is ongoing.
Commercial and corporate
The Group is involved in certain contractual and/or commercial disputes.
Tesaro, Inc. v. AnaptysBio
On 20 November 2025, GSK subsidiaries Tesaro, Inc., and
Tesaro Development, Ltd. (collectively, “Tesaro”) initiated
litigation against AnaptysBio, Inc. in the Delaware Chancery
Court. This action seeks a declaration that Tesaro has not
breached the Collaboration and Exclusive License Agreement
(the “Agreement”) among the parties and that AnaptysBio
engaged in conduct that constituted an anticipatory breach of the Agreement with respect to the oncology treatment Jemperli
(dostarlimab). AnaptysBio filed a lawsuit against Tesaro and
GSK later the same day, in the same court, asserting claims
that Tesaro materially breached certain provisions of the
Agreement or the implied covenant of good faith and fair
dealing, and that GSK tortiously interfered with the contract by inducing Tesaro’s alleged breaches. Trial is currently set for
14-17 July 2026. AnaptysBio filed a partial motion to dismiss seeking dismissal of Tesaro’s anticipatory breach of contract claim, which motion was heard by the court on 4 March 2026.
GSK and Tesaro intend to vigorously defend against
AnaptysBio’s allegations.
Zejula royalty dispute
In October 2012, Tesaro, Inc. (now a wholly owned subsidiary of GSK) entered into two worldwide patent license agreements with AstraZeneca UK Limited related to niraparib (later
approved as Zejula). In May 2021, AstraZeneca filed a lawsuit against Tesaro in the High Court, England and Wales alleging that Tesaro failed to pay some of the royalties due under the license agreements. Tesaro has counterclaimed based on a
calculated overpayment. Trial was held the week of 6 March
2023 and judgment was entered against the Group on 5 April
2023. On 9 February 2024 the Court of Appeal ruled in the
Group’s favour, overturning the trial court’s judgment and
determining that only Zejula sales for uses falling within the licensed patents could be deemed royalty-bearing.
AstraZeneca requested permission to appeal and on 28 May
2024, the UK Supreme Court rejected AstraZeneca’s request.
The appropriate quantum of royalties following the Court of
Appeal’s judgement may be the subject of further
proceedings.